Post Employment Benefits - Summary of Change in Defined Benefit Liability (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 398	€ 131
Current service cost	233	193	€ 190
Interest expense/(income)	(8)	13
Increase (decrease) in net defined benefit liability (asset)	623	339
Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	(14)	8	(9)
- Actuarial (Gain)/loss due to change in actuarial assumptions	187	222	(58)
- Actuarial (Gain)/Loss due to experience	24	70	(3)
Remeasurement of post-employment benefit obligation	212	292	(70)
Employer contributions:	(220)	(233)
Ending balance	614	398	131
Present value of obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,330	1,838
Current service cost	233	193
Interest expense/(income)	30	44
Increase (decrease) in net defined benefit liability (asset)	2,593	2,076
Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	0	0
- Actuarial (Gain)/loss due to change in actuarial assumptions	187	222
- Actuarial (Gain)/Loss due to experience	24	70
Remeasurement of post-employment benefit obligation	212	292
Employer contributions:	0	0
Benefits Paid	(57)	(38)
Ending balance	2,747	2,330	1,838
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,932	1,707
Interest expense/(income)	38	31
Increase (decrease) in net defined benefit liability (asset)	1,970	1,737
Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	0	0
- Actuarial (Gain)/loss due to change in actuarial assumptions	0	0
- Actuarial (Gain)/Loss due to experience	0	0
Employer contributions:	220	233
Benefits Paid	(57)	(38)
Ending balance	€ 2,133	€ 1,932	€ 1,707